Supplementary Cash Flow Information - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	$ 4,467.1	$ 3,863.3	$ 4,536.9
Restricted cash	387.1	550.1
Restricted cash equivalents	402.5	199.6
Restricted cash and cash equivalents	789.6	749.7
Cash	3,241.0	2,889.0
Cash equivalents	2,015.7	1,724.0
Cash and cash equivalents	5,256.7	4,613.0
Holding company cash and investments
Entity Information [Line Items]
Restricted cash	5.8	0.6
Restricted cash equivalents	0.0	0.0
Restricted cash and cash equivalents	5.8	0.6
Cash	87.7	99.4
Cash equivalents	192.3	84.5
Cash and cash equivalents	280.0	183.9
Subsidiary cash and short term investments
Entity Information [Line Items]
Restricted cash	349.4	469.4
Restricted cash equivalents	402.5	195.4
Restricted cash and cash equivalents	751.9	664.8
Cash	3,085.4	2,404.1
Cash equivalents	1,801.1	1,550.4
Cash and cash equivalents	4,886.5	3,954.5
Fairfax India
Entity Information [Line Items]
Restricted cash	31.9	18.6
Restricted cash equivalents	0.0	0.0
Restricted cash and cash equivalents	31.9	18.6
Cash	67.9	85.6
Cash equivalents	22.3	19.1
Cash and cash equivalents	90.2	104.7
Fairfax Africa
Entity Information [Line Items]
Restricted cash		7.5
Restricted cash equivalents		0.0
Restricted cash and cash equivalents		7.5
Cash		85.4
Cash equivalents		0.8
Cash and cash equivalents		86.2
Assets held for sale (note 23)
Entity Information [Line Items]
Restricted cash		54.0
Restricted cash equivalents		4.2
Restricted cash and cash equivalents		58.2
Cash		214.5
Cash equivalents		69.2
Cash and cash equivalents		283.7
Cash
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	2,853.9	2,338.9
Cash | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	81.9	98.8
Cash | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	2,736.0	1,934.7
Cash | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	36.0	67.0
Cash | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		77.9
Cash | Assets held for sale (note 23)
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		160.5
Cash equivalents
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	1,613.2	1,524.4
Cash equivalents | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	192.3	84.5
Cash equivalents | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	1,398.6	1,355.0
Cash equivalents | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	22.3	19.1
Cash equivalents | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		0.8
Cash equivalents | Assets held for sale (note 23)
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		65.0
Total
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	4,467.1	3,863.3
Total | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	274.2	183.3
Total | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	4,134.6	3,289.7
Total | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	$ 58.3	86.1
Total | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		78.7
Total | Assets held for sale (note 23)
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		$ 225.5